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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [_]; Amendment Number: _________
This Amendment (Check only one):     [_] is a restatement
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA  94111

Form 13F File Number:  028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:


   /s/ David Weitgenant          San Francisco, CA             08/03/2011
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                    16

Form 13F Information Table Value Total (x$1000):           21,608
                                                           (thousands)

List of Other Included Managers:                           None

                                (See attachment)

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEST, INC                      COM              8V84753         25    12500 SH       Sole                                      12500
CANADIAN OIL SANDS LIMITED     COM              13643E105     5460   188984 SH       Sole                                     188984
CENTURYTEL INC                 COM              156700106      429    10617 SH       Sole                                      10617
CROSS TIMBERS ROYALTY TRUST TR COM              22757R109      772    17400 SH       Sole                                      17400
DISH NETWORK CORP CL A         COM              25470M109     1641    53500 SH       Sole                                      53500
DORCHESTER MINERALS L P        COM              25820R105     8571   318040 SH       Sole                                     318040
ECHOSTAR CORPORATION           COM              278768106      387    10610 SH       Sole                                      10610
HUGOTON ROYALTY TRUST TEXAS UN COM              444717102     1492    65622 SH       Sole                                      65622
NORCAL COMMUNITY BANCORP       COM              655484103       28    10125 SH       Sole                                      10125
PNC FINANCIAL SVCS GROUP INC   COM              693475105      358     6000 SH       Sole                                       6000
PRESIDENT CASINOS INC NEW      COM              740822309        0    75000 SH       Sole                                      75000
SAN JUAN BASIN ROYALTY TR-UBI  COM              798241105     1673    69430 SH       Sole                                      69430
CAPITAL ASSETS FUNDS TAX EXEMP MF               147539712       34    33833 SH       Sole                                       3383
PIMCO CALIF MUN INCOME FUND    MF               72200N106      255    19895 SH       Sole                                      19895
PIMCO FDS PAC INVT MGMT CL D   MF               72200Q679      343    27755 SH       Sole                                      27755
TEMPLETON GLOBAL BOND FUND CL  MF               880208103      140    10062 SH       Sole                                      10062